Segment Reporting (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	₪ 9,789	[1]	$ 2,823,000	₪ 10,084	₪ 9,985
Depreciation and amortization expenses	2,117	[1]	611,000	2,161	2,131
Segment results - operating income	(149)	[1]	(43,000)	(21)	(3)
Total financing income (expense), net	69	[1]	20,000	123	154
Segment profit (loss) before income tax	1,088	[1]	313,000	930	1,494
Income tax	438			437	567
Segment results - net profit (loss)	741	[1]	$ 213,000	488	1,136
Additional information:
Segment assets	20,639	[1]		20,145		$ 5,953,000
Investment in equity-accounted investee | $						11,000	$ 12
Segment liabilities	17,553	[1]		16,844		$ 5,063,000
Domestic fixed-line communications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	3,953			4,063	4,122
Inter-segment revenues	291			320	285
Total revenue	4,244			4,383	4,407
Depreciation and amortization expenses	728			717	725
Segment results - operating income	1,971			2,076	2,148
Finance income	36			30	30
Finance expenses	(439)			(475)	(362)
Total financing income (expense), net	(403)			(445)	(332)
Segment profit (loss) after finance expenses, net	1,568			1,631	1,816
Share in profit (loss) of equity-accounted investee
Segment profit (loss) before income tax	1,568			1,631	1,816
Income tax	396			399	492
Segment results - net profit (loss)	1,172			1,232	1,324
Additional information:
Segment assets	9,086			7,111	7,311
Goodwill
Investment in equity-accounted investee
Segment liabilities	13,901			11,988	12,117
Investments in property, plant and equipment and intangible assets	851			828	837
Cellular communications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	2,500			2,587	2,831
Inter-segment revenues	46			43	59
Total revenue	2,546			2,630	2,890
Depreciation and amortization expenses	383			380	419
Segment results - operating income	72			32	157
Finance income	54			52	53
Finance expenses	(3)			(6)	(4)
Total financing income (expense), net	51			46	49
Segment profit (loss) after finance expenses, net	123			78	206
Share in profit (loss) of equity-accounted investee
Segment profit (loss) before income tax	123			78	206
Income tax	28			17	55
Segment results - net profit (loss)	95			61	151
Additional information:
Segment assets	3,271			3,294	3,269
Goodwill
Investment in equity-accounted investee
Segment liabilities	536			569	513
Investments in property, plant and equipment and intangible assets	331			277	419
International communications and Internet services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	1,466			1,478	1,485
Inter-segment revenues	71			70	93
Total revenue	1,537			1,548	1,578
Depreciation and amortization expenses	135			137	132
Segment results - operating income	174			176	240
Finance income	4			5	7
Finance expenses	(12)			(15)	(15)
Total financing income (expense), net	(8)			(10)	(8)
Segment profit (loss) after finance expenses, net	166			166	232
Share in profit (loss) of equity-accounted investee				1
Segment profit (loss) before income tax	166			167	232
Income tax	39			42	60
Segment results - net profit (loss)	127			125	172
Additional information:
Segment assets	1,199			1,177	1,160
Goodwill	6			6	6
Investment in equity-accounted investee	5			5	4
Segment liabilities	410			380	343
Investments in property, plant and equipment and intangible assets	169			126	127
Multi-channel television [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	1,650			1,745	1,774
Inter-segment revenues
Total revenue	1,650			1,745	1,774
Depreciation and amortization expenses	285			296	322
Segment results - operating income	163			264	250
Finance income	10			13	32
Finance expenses	(81)			(539)	(635)
Total financing income (expense), net	(71)			(526)	(603)
Segment profit (loss) after finance expenses, net	92			(262)	(353)
Share in profit (loss) of equity-accounted investee
Segment profit (loss) before income tax	92			(262)	(353)
Income tax	336			(330)	1
Segment results - net profit (loss)	(244)			68	(354)
Additional information:
Segment assets	1,502			2,026	1,667
Goodwill
Investment in equity-accounted investee
Segment liabilities	1,154			1,434	6,685
Investments in property, plant and equipment and intangible assets	237			227	281
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	220			198	197
Inter-segment revenues	17			20	24
Total revenue	237			218	221
Depreciation and amortization expenses	20			16	13
Segment results - operating income	(20)			(34)	(15)
Finance income	5			4	17
Finance expenses				(2)	(2)
Total financing income (expense), net	5			2	15
Segment profit (loss) after finance expenses, net	(15)			(32)
Share in profit (loss) of equity-accounted investee	(4)			(5)	(2)
Segment profit (loss) before income tax	(19)			(37)	(2)
Income tax
Segment results - net profit (loss)	(19)			(37)	(2)
Additional information:
Segment assets	174			193	659
Goodwill	10			10	10
Investment in equity-accounted investee	(6)			1	7
Segment liabilities	64			104	104
Investments in property, plant and equipment and intangible assets	19			13	33
Adjustments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities					(440)
Inter-segment revenues	(425)			(440)	(445)
Total revenue	(425)			(440)	(885)
Depreciation and amortization expenses	566			615	520
Segment results - operating income	(750)			(648)	(763)
Finance income	(40)			19	15
Finance expenses	(51)			(17)	329
Total financing income (expense), net	(91)			2	344
Segment profit (loss) after finance expenses, net	(841)			(646)	(419)
Share in profit (loss) of equity-accounted investee	(1)			(1)	14
Segment profit (loss) before income tax	(822)			(647)	(405)
Income tax	(452)			314	(250)
Segment results - net profit (loss)	(390)			(961)	(155)
Additional information:
Segment assets	2,460			3,260	4,965
Goodwill	2,921			3,050	3,050
Investment in equity-accounted investee	11			12	14
Segment liabilities	1,488			2,369	(1,031)
Investments in property, plant and equipment and intangible assets					(80)
Consolidated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	9,789			10,071	9,969
Inter-segment revenues				13	16
Total revenue	9,789			10,084	9,985
Depreciation and amortization expenses	2,117			2,161	2,131
Segment results - operating income	1,610			1,866	2,017
Finance income	69			123	154
Finance expenses	(586)			(1,054)	(689)
Total financing income (expense), net	(517)			(931)	(535)
Segment profit (loss) after finance expenses, net	1,093			935	1,482
Share in profit (loss) of equity-accounted investee	(5)			(5)	12
Segment profit (loss) before income tax	1,088			930	1,494
Income tax	347			442	358
Segment results - net profit (loss)	741			488	1,136
Additional information:
Segment assets	17,692			17,061	19,031
Goodwill	2,937			3,066	3,066
Investment in equity-accounted investee	10			18	25
Segment liabilities	17,553			16,844	18,731
Investments in property, plant and equipment and intangible assets	₪ 1,607			₪ 1,471	₪ 1,617

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.